Capital Management (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Summary of Capital Managed

	December 31, 2022	December 31, 2021
	$	$
Current portion of long-term debt	52.2	51.0
Non-current portion of long-term debt	1,183.6	1,194.1
Long-term debt	1,235.8	1,245.1
Bank indebtedness	65.4	7.2
Less: cash and deposits	(148.3)	(193.9)
Net debt	1,152.9	1,058.4
Shareholders’ equity	2,286.0	2,001.7
Total capital managed	3,438.9	3,060.1